Investments in and Advances to Nonconsolidated Affiliates	12 Months Ended
Dec. 31, 2016
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investments in and Advances to Nonconsolidated Affiliates
Investments in and Advances to Nonconsolidated Affiliates:
Investments in and advances to nonconsolidated affiliates as of December 31, 2016 represents our investment in seven partially owned subsidiaries, of which six are general or limited partnerships, limited liability companies, or joint ventures in which HealthSouth or one of its subsidiaries is a general or limited partner, managing member, member, or venturer, as applicable. We do not control these affiliates but have the ability to exercise significant influence over the operating and financial policies of certain of these affiliates. Our ownership percentages in these affiliates range from approximately 1% to 60%. We account for these investments using the cost and equity methods of accounting. Our investments, which are included in Other long-term assets in our consolidated balance sheets, consist of the following (in millions):

	As of December 31,
	2016	2015
Equity method investments:
Capital contributions	$0.9	$0.9
Cumulative share of income	97.8	88.0
Cumulative share of distributions	(86.0)	(77.5)
	12.7	11.4
Cost method investments:
Capital contributions, net of distributions and impairments	0.3	0.3
Total investments in and advances to nonconsolidated affiliates	$13.0	$11.7

The following summarizes the combined assets, liabilities, and equity and the combined results of operations of our equity method affiliates (on a 100% basis, in millions):

	As of December 31,
	2016	2015
Assets—
Current	$13.1	$7.8
Noncurrent	19.2	20.5
Total assets	$32.3	$28.3
Liabilities and equity—
Current liabilities	$2.7	$1.4
Noncurrent liabilities	0.2	0.1
Partners’ capital and shareholders’ equity—
HealthSouth	12.7	11.4
Outside partners	16.7	15.4
Total liabilities and equity	$32.3	$28.3

Condensed statements of operations (in millions):

	For the Year Ended December 31,
	2016	2015	2014
Net operating revenues	$44.8	$36.5	$50.2
Operating expenses	(24.3)	(16.9)	(25.9)
Income from continuing operations, net of tax	20.5	18.9	30.9
Net income	20.5	18.9	30.9

See Note 2, Business Combinations.